Supplement dated January 2, 2014
to the Classes Institutional, R-1, R-2, R-3, R-4, R-5 and S Shares Prospectus
for Principal Funds, Inc.
dated December 30, 2013

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Diversified Real Asset Fund [Member]
Diversified Real Asset Fund
On or about January 6, 2014, make the changes described below.Under the Principal Investment Strategies heading, delete the first paragraph and substitute:
The Fund seeks to achieve its investment objective by allocating its assets among the following general investment categories: inflation-indexed bonds, securities of real estate companies, commodity index-linked notes, fixed-income securities, securities of natural resource companies, master limited partnerships (MLPs), publicly-listed infrastructure companies, floating rate debt, securities of global agriculture companies, and securities of global timber companies. The Fund actively trades portfolio securities. The Fund purchases derivative instruments. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
Add the following to the section:
A portion of the Fund’s assets is invested in securities of global agriculture companies. These include companies contributing to and/or profiting from the agricultural sector, especially those active in production, processing and supply, as well as the production of agricultural equipment.
A portion of the Fund’s assets is invested in securities of global timber companies. These include companies active in the financing, planting, and management of forests and wooded areas and/or in the processing, production and distribution of wood for construction and other services and products derived from wood.